VARIABLE INTEREST ENTITIES ("VIEs") - Balance Sheet of Variable Interest Entity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash	$ 47,661	$ 96,648	$ 246,954	$ 65,710
Restricted cash (see note 17)	135,928	141,114
Vessels and equipment, net	1,369,665	1,535,757
Total assets	2,105,612	2,240,817	2,427,371
LIABILITIES AND EQUITY
Accrued liabilities	23,451	27,229
Current portion of long-term debt	225,254	75,451
Amounts due to related parties	0	1,237
Non-current debt	991,679	1,196,899
Total liabilities	1,452,918	1,481,300
Total equity	652,694	759,517	$ 847,601	$ 604,429
Total liabilities and equity	2,105,612	2,240,817
PT Golar Indonesia
ASSETS
Cash	13,108	19,599
Restricted cash (see note 17)	9,543	10,209
Vessels and equipment, net	227,418	248,526
Other assets	3,158	2,699
Total assets	253,227	281,033
LIABILITIES AND EQUITY
Accrued liabilities	2,704	6,474
Current portion of long-term debt	14,382	14,303
Amounts due to related parties	51,203	83,334
Non-current debt	58,865	73,247
Other liabilities	974	638
Total liabilities	128,128	177,996
Total equity	125,099	103,037
Total liabilities and equity	$ 253,227	$ 281,033